SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Millions, $ in Millions			1 Months Ended	2 Months Ended	12 Months Ended
	Jul. 12, 2021 USD ($) shares	Jul. 23, 2020 shares	Jun. 30, 2021 USD ($) item $ / shares shares	Jun. 30, 2021 CNY (¥)	Jul. 12, 2022 USD ($)	Dec. 31, 2018 shares
SUBSEQUENT EVENTS
Conversion of convertible notes (in shares) | shares						40,809,861
Class A ordinary shares
SUBSEQUENT EVENTS
Conversion of convertible notes (in shares) | shares		136,279,973
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Aggregate potential investment amount | $			$ 315
Numbers of investors | item			2
Operating payables waived | ¥				¥ 120.4
Aggregate purchase amount of convertible preferred shares | $			$ 165		$ 50
SUBSEQUENT EVENTS | Class A ordinary shares
SUBSEQUENT EVENTS
Conversion of convertible notes (in shares) | shares			66,990,291
SUBSEQUENT EVENTS | NIO Capital and Joy Capital
SUBSEQUENT EVENTS
Number of senior convertible preferred shares issued | shares	291,290,416
Aggregate purchase amount of convertible preferred shares | $			$ 315
2024 Notes | SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Senior convertible preferred shares in aggregate amount | $			$ 69
Percentage of outstanding principal			30.00%
2024 Notes | SUBSEQUENT EVENTS | Class A ordinary shares
SUBSEQUENT EVENTS
Converted share per price | $ / shares			$ 1.03
Conversion of convertible notes (in shares) | shares			66,990,291
First Closing | SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Aggregate purchase amount of convertible preferred shares | $	$ 100